Loss and Loss Adjustment Expense Reserves (Details) - Schedule of average historical claims	12 Months Ended
Dec. 31, 2020 USD ($)
Year One [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1 year
Automobile	$ 0.47
Year Two [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	2 years
Automobile	$ 0.28
Year Three [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	3 years
Automobile	$ 0.11
Year Four [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	4 years
Automobile	$ 0.09
Year Five [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	5 years
Automobile	$ 0.03
Year Six [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	6 years
Automobile
Year Seven [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	7 years
Automobile
Year Eight [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	8 years
Automobile
Year Nine [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	9 years
Automobile
Year Ten [Member]
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	10 years
Automobile